Transactions with shareholders, related parties and affiliated entities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Outstanding Balances between Related Parties
(a)	The table below presents the main transactions with shareholders, related parties and affiliated companies as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020:

	2022	2021
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss	99	112,096
Investments at fair value through other comprehensive income	58,378	65,357
Loans, net (b)	1,317,453	1,323,580
Accounts receivable	117,273	131,541
Other assets	32,043	8,694
Liabilities
Deposits and obligations	1,040,975	999,754
Other liabilities	3,215	12,809
Off-balance sheet accounts
Indirect loans (b)	89,707	105,604

Summary of Transactions between Related Parties

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	72,334	68,166	70,261
Rental income	31,428	30,873	18,609
Valuation of financial derivative instruments	149	180	164
Administrative expenses	(33,758)	(44,249)	(42,768)
Interest and similar expenses	(16,821)	(3,065)	(7,264)
Others, net	51,241	31,392	6,853

Summary of Loans Receivables Related parties
(b)	As of December 31, 2022 and 2021, the detail of loans is the following:

	2022			2021
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Affiliated	1,108,276	18,832	1,127,108	1,076,393	45,522	1,121,915
Associates	209,177	70,875	280,052	247,187	60,082	307,269

	1,317,453	89,707	1,407,160	1,323,580	105,604	1,429,184

Summary of Key Personnel Compensations
(d)	The Group’s key personnel basic remuneration for the years ended December 31, 2022, 2021 and 2020, is presented below:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Salaries	26,964	24,768	21,859
Board of Directors’ compensations	3,923	2,861	3,719

Total	30,887	27,629	25,578